Stock Options (Details 3) - Options One [Member]	12 Months Ended
Oct. 31, 2021
IfrsStatementLineItems [Line Items]
Expected dividend yield	Nil
Risk-free interest rate	0.55%
Expected life	4 years
Expected volatility	98.00%